Note J - Income Taxes (Detail) (USD $)	9 Months Ended
Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance	100.00%
REIT Required Distribution Of Taxable Income	90.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Deferred Tax Assets, Valuation Allowance (in Dollars)	$ 372,000